Significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
Significant accounting policies
Schedule of differences between operating lease commitments as reported as per IAS 17 and after adoption IFRS 16

The differences between our total operating lease commitments as reported in note 25 of our consolidated financial statements of December 31, 2018 and the total lease liabilities recognized in our statement of financial position as at January 1, 2019 are summarized below.

(Euro, in thousands)
Operating lease commitments disclosed as at December 31, 2018	€27,704
Less : discounting effect using the lessee's incremental borrowing rate at the date of initial application	(1,223)
Less : other	(569)
Lease liability recognized as at January 1, 2019	€25,912
Of which are :
current lease liabilities	4,516
non-current lease liabilities	€21,396

Impact of new accounting standards on financials

The change in accounting policy affected the statement of financial position as at January 1, 2019 as follows:

	January 1, 2019
	(Euro, in thousands)
Property, plant and equipment (right-of-use assets)		€26,406
Other current assets (prepaid expenses)		(494)
Effect on total assets		€25,912

Accumulated losses		€416
Lease liabilities (current and non-current)		25,912
Deferred income		(416)
Effect on total equity and liabilities		€25,912